COMMITMENTS AND CONTINGENCIES	6 Months Ended
Jun. 30, 2025
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12.	COMMITMENTS AND CONTINGENCIES

The Company from time to time may be involved in legal proceedings and disputes arising in the normal course of business. The Company believes that there are no material claims or actions pending or threatened against the Company.

On April 28, 2021, the Company entered into a financial advisory agreement, (“the agreement”) with Maxim Group, LLC (“Maxim”), a leading full-service investment banking, securities and wealth management firm, pursuant to which Maxim will provide certain advisory services including strategic corporate planning, capitalization, and marketing. Additionally, Maxim, will advise the Company with respect to its objective to list on a national securities exchange. As consideration for Maxim’s services pursuant to the agreement, the Company agreed to issue restricted shares of the Company’s common stock to Maxim equal to 2% of the outstanding shares of the Company’s Common Stock. The Company issued 1,403,973 restricted shares, 1% of the outstanding shares of the common stock, upon execution of the agreement. Under the terms of the agreement, the Company is committed to issue additional restricted shares of 1% of the outstanding shares of its common stock upon a successful listing of the Company’s common stock to a national exchange (NASDAQ or NYSE).

On November 4, 2022 (the “Issue Date”), Leet Inc. (the “Company”) entered into a Securities Purchase Agreement dated as of November 4, 2022 (the “SPA”), by and between the Company and 1800 Diagonal Lending LLC, a Virginia limited liability company (the “Investor”). Pursuant to the SPA, among other things, the Company agreed to issue to the Investor a convertible note in the principal amount of $113,300.00 (the “Note” and together with the SPA, the “Agreements”). The Note contains an original issue discount amount of $10,300.00, legal fees payable to Investor’s legal counsel of $2,000.00 and to Investor a due diligence fee of $1,000.00. The Note accrues interest at an annual interest rate of 8% and a default rate of 22%, and matures on November 4, 2024 (the “Maturity Date”). The Investor may convert the Note into shares of the Company’s common stock, par value $0.0001 per share (the “Common Stock”), 180 days after the Issue Date until the later of (i) Maturity Date and (ii) the date the Company pays any amounts owed in connection with an event of default. The per share conversion price into which the Note is convertible into shares of Common Stock (the “Conversion Price”) is 75% multiplied by the average of the lowest three closing bid prices for the Common Stock during the ten trading days ending on the last trading day prior to the conversion date. The Company has the right to prepay the outstanding principal amount of the Note, plus any accrued interest on the outstanding principal (including any default interest) at a rate of (x) 110% during the period ending 60 days after the Issue Date, (y) 115% during the period between 61 days and 180 days after the Issue Date and (z) 120% during the period between 180 days and 730 days after the Issue Date.

On August 22, 2023, the Company received Summons from the National Labour Relations Commission (the “NLRC”) on behalf of its former employee (the “Complainant”) for mandatory conciliation/mediation conference. On November 16, 2023, the Company received a Notice of Decision from the NLRC ordering the Company to pay Complainant a monetary award of $3,152.

On November 30, 2023, the Complainant submitted a Memorandum of Appeal to the NLRC. On December 11, 2023, the Company submitted Reply to the Memorandum of Appeal.

On July 04 2024, the NLRC rendered its decision partially in favour of the Complainant. On January 14, 2025, the NLRC ordered a writ of execution to be issued against the Company.

The Company is currently waiting for the NLRC to render its decision.